Deferred income tax assets and liabilities	12 Months Ended
Mar. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	For the financial year ended March 31
Movements of net deferred tax assets	2025	2024
Opening balance as of April 1	27,845	27,147
Deferred income tax expense	(706)	(287)
Aggregate income tax effect under OCI	326	350
Exchange differences	(320)	(1,819)
Other movements	65	2,454
Closing balance as of March 31	27,210	27,845
The amounts of deferred income tax recognized in the consolidated statements of financial position comprise of the following deferred tax assets / (liabilities):

(EUR thousand)	As of March 31
	2025		2024
Deferred tax balances	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	32	(42)	15	(490)
Property, plant and equipment	109	(970)	118	(723)
Intangible assets	240	(3,168)	256	(4,001)
Current liabilities	17,115	(638)	6,395	(295)
Non current liabilities	1,628	—	1,162	(337)
Loans and borrowings	—	(15,205)	—	—

Other items	86	—	1,124	(515)
Deferred tax on tax credits	3,953	—	3,991	—
Tax value of loss carry-forwards recognized	24,454	—	21,311	—
Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(384)	—	(168)
Offsetting	(10,968)	10,968	(1,284)	1,286
Total	36,649	(9,439)	33,088	(5,243)

(EUR thousand)	As of March 31
Deferred tax recoverability	2025	2024
Deferred tax assets recovered within 12 months	10,089	3,640
Deferred tax assets recovered in more than 12 months	26,560	29,448
Total deferred tax assets	36,649	33,088
Deferred tax liabilities payable within 12 months	(1,836)	(1,938)
Deferred tax liabilities payable in more than 12 months	(7,603)	(3,305)
Total deferred tax liabilities	(9,439)	(5,243)
As of March 31, 2025, deferred tax assets related to tax losses carried-forward amount to EUR24.5 million (EUR21.3 million as of March 31, 2024), out of which EUR15.2 million (EUR20.1 million as of March 31, 2024) are associated with key markets for the Group, contributing to revenue and profit generation. The Group, based on the latest 3-year forecast, assessed that these entities are expected to generate sufficient taxable profits against which the incurred losses can be offset; therefore, the Group has concluded that the deferred tax assets will be recoverable. The losses can be carried forward indefinitely with the exception of Switzerland and Japan, where the losses are expected to expire after 7 years and 10 years respectively.
During the financial year ended March 31, 2025, the Group recognized EUR2.3 million of new deferred tax assets related to tax losses. Conversely, the Group recorded a reduction in deferred tax assets due to the utilization of previously recognized tax losses amounting to EUR8.9 million.
Out of the EUR371.0 million total tax losses carried-forward (EUR445.2 million as of March 31, 2024), a deferred tax asset associated with EUR97.4 million of the aforementioned tax losses has been recognized (EUR128.9 million as of March 31, 2024), while for the remaining EUR273.6 million tax losses carried-forward (316,228 as of March 31, 2024) no deferred tax asset has been recognized as it is not probable that future taxable profits, which the Group can utilize the benefits from, will be available. The unused tax losses were mainly incurred in holding entities which are not likely to generate taxable income in the foreseeable future. The vast majority of the tax losses carried forward, for which no deferred tax has been recognized, either expires after five years or have 0 expiration date, as illustrated in the below expiration date schedule:

(EUR thousand)	As of March 31
Deferred tax assets not recognized in respect of the following tax losses:	2025	2024
Expiry within 1 year	51	—
Expiry between 1-2 years	63	320
Expiry between 2-5 years	21,459	3,218
Expiry after 5 years	16,460	84,443
No expiration	235,546	228,248
Total	273,579	316,229
The reduction is mainly connected to the write-off of unused tax losses incurred by an holding entity being in liquidation as of March 31, 2025.
Furthermore, as of March 31, 2025 with respect to interest carry-forwards amounting to EUR320.6 million (EUR287.1 million as of March 31, 2024) mainly related to Germany, the UK and the Netherlands, no deferred tax asset have been recognized. A deferred tax asset on a deductible temporary difference of EUR302.7 million (EUR302.7 million as of March 31, 2024) related to a step up for tax purposes in Switzerland, which expires within four years, has not been recognized.